Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Bank's Internal Credit Rating Grades (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of internal credit grades [line items]
% of Gross Carrying Amount	100.00%	100.00%
Performing [member]
Disclosure of internal credit grades [line items]
% of Gross Carrying Amount	96.83%	96.32%
Weighted PD	1.53%	1.13%
High grade [member]
Disclosure of internal credit grades [line items]
% of Gross Carrying Amount	85.76%	88.70%
Weighted PD	0.68%	0.66%
Standard grade [member]
Disclosure of internal credit grades [line items]
% of Gross Carrying Amount	6.06%	4.53%
Weighted PD	4.56%	4.06%
Sub-standard grade [member]
Disclosure of internal credit grades [line items]
% of Gross Carrying Amount	5.01%	3.09%
Weighted PD	12.19%	10.39%
Past due but not impaired [member]
Disclosure of internal credit grades [line items]
% of Gross Carrying Amount	2.05%	2.62%
Weighted PD	34.61%	46.56%
Impaired [Member]
Disclosure of internal credit grades [line items]
% of Gross Carrying Amount	1.12%	1.06%
Weighted PD	100.00%	100.00%